Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,976	$ 3,142	$ 2,373
Contribution to defined contribution plan	94	108	77
Share based payment	27,714	14,892	7,688
Legal and professional	86	150	112
Total	$ 32,870	$ 18,292	$ 10,250